Income taxes (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax assets:
Non-capital loss carryforward	$ 9,117	$ 8,779
Resource expenditures	2,713	2,582
Equipment	174	158
Share issue and legal costs	28	3
Other	1,004	797
Deferred Tax Assets, Gross	13,036	12,319
Valuation allowance	(13,009)	(12,169)
Net deferred income tax assets	27	150
Deferred income tax liabilities:
Foreign exchange on loan	(27)	(150)
Net deferred income tax liabilities	(27)	(150)
Net deferred income tax	$ 0	$ 0